CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash and deposits on call	$ 1,081	$ 417	$ 312
Money market instruments	249	39	17
Total cash and cash equivalents (notes 35 and note 36)	$ 1,330	$ 456	$ 329	$ 205